9. General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General And Administrative Expenses
General and Administrative Expenses

	2020	2019	2018
Personnel expenses	6,319	5,358	4,929
Legal, consulting and audit expenses	5,601	3,055	2,881
Other expenses	1,795	1,853	1,828
	13,715	10,266	9,638